Related Party Transactions (Details Narrative) (USD $)	9 Months Ended						1 Months Ended	9 Months Ended
	Dec. 31, 2013	Dec. 17, 2013	Nov. 30, 2013	Sep. 24, 2013	Jul. 16, 2013	Mar. 21, 2013	Jul. 31, 2013 Scorpio Services Holding Limited (SSH)	Dec. 31, 2013 Scorpio Services Holding Limited (SSH) DWT
Rental Expenses	$ 5,505,000							$ 21,000
Description of Commercial management fee payable to SCM for any of our vessels not operating within the pools								We will pay SCM a daily fee of $300 per vessel, plus a 1.75% commission on the gross revenues per charter fixture.
Description of Commercial management fee payable to SCM for operating within the pool								Pool management fee of $300 per vessel per day, plus a 1.75% commission on the gross revenues per charter fixture.
Technical management service and support fee payable per vessel								200,000
Construction supervisory services paid to SSM								We compensate SSM for its direct expenses, which can vary between $200,000 and $500,000 per vessel.
Vessel acquisition fee payable to SSH, per vessel acquired								250,000
Common stock to be issued for first 17 vessels in our Initial Fleet (in shares)								31,250
Common stock to be issued for next nine vessels in our Initial Fleet (in shares)								25,811
Common stock to be issued for next ten vessels in our Initial Fleet (in shares)								25,633
Common stock to be issued for next four Kamsarmax vessels in our Initial Fleet (in shares)								26,419
Common stock to be issued for next three Capesize vessels in our Initial Fleet (in shares)								26,185
Common stock to be issued for next two vessels in our Initial Fleet (in shares)								26,197
Common stock to be issued for next seven vessels in our Initial Fleet (in shares)								26,396
Common stock to be issued for next four vessels in our Initial Fleet (in shares)								26,248
Common stock to be issued for next four vessels in our Initial Fleet (in shares)								26,111
Common stock to be issued for next three vessels in our Initial Fleet (in shares)								26,050
Common stock to be issued for next 11 vessels in our Initial Fleet (in shares)								25,888
Common stock to be issued for next 5 vessels in our Initial Fleet (in shares)								25,438
Maximum drybulk carrier that may be owned by SSH under Administrative Services Agreement								30,000
Common Stock Issued (in shares)	133,403,931	31,300,000	32,590,411	33,400,000	31,250,000	1,500	1,250,000
Common Stock Value	$ 1,334,000			$ 290,490,000	$ 242,800,000		$ 10,000,000
Common shares subject to a contractual lock-up							July 2014